UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Bond Debenture Fund

For the fiscal year ended December 31, 2012

Lord Abbett Bond Debenture Fund
Annual Report
For the fiscal year ended December 31, 2012

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Bond Debenture Fund for the fiscal year ended December 31, 2012. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access quarterly commentaries and other portfolio related updates.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

For the fiscal year ended December 31, 2012, the Fund returned 13.22%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays U.S. Aggregate Bond Index,1 which returned 4.22% over the same period.

          The U.S. economy expanded at a modest pace during the period amid a landscape of historically low rates and macroeconomic uncertainty. Continuation of easing monetary policy, both domestically and abroad, led credit sectors of the bond market to outperform Treasuries. Investors were comfortable assuming additional credit risk in their search for yield, and, as a result, demand for corporate bonds was strong.

          Contributing to relative Fund performance was exposure to high-yield bonds, as lower-quality credits outperformed higher-quality credits. Continuing with this lower-quality theme, the Fund’s exposure to lower-quality investment-grade corporate bonds also contributed to relative Fund performance. In addition, the convertible market outperformed the index during the 12-month period driven by rising equity valuations; as a result, exposure to convertible bonds aided the Fund’s relative performance. Among the industries contributing the most to absolute Fund performance were telecommunications–wireless, banking, and energy–exploration and production.

          All sectors contributed positively on an absolute basis. Among the performance laggards were computer hardware and environmental. In addition, although exposure to software/services helped overall Fund performance, certain technology companies detracted from absolute performance.

          The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Barclays U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of December 31, 2012. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

          Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays U.S. Aggregate Bond Index, the BofA Merrill Lynch High Yield Master II Constrained Index, and the 60% BofA Merrill Lynch High Yield Master II Constrained Index/20% Barclays U.S. Aggregate Bond Index/20% BofA Merrill Lynch All Convertible Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2012

	1 Year	5 Years	10 Years	Life of Class
Class A3	7.85%	6.44%	7.68%	–
Class B4	7.47%	6.48%	7.63%	–
Class C5	11.47%	6.76%	7.50%	–
Class F6	13.50%	7.73%	–	7.24%
Class I7	13.49%	7.82%	8.57%	–
Class P7	13.21%	7.38%	8.11%	–
Class R2[8]	12.94%	7.20%	–	6.74%
Class R3[9]	13.07%	7.31%	–	6.86%

[1] Reflects the deduction of the maximum initial sales charge of 4.75%.
[2] Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

[3] Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2012 is calculated using the SEC-required uniform method to compute such return.

[4] Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

[5] The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.
[6] Class F shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.
[7] Performance is at net asset value.
[8] Class R2 shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.
[9] Class R3 shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 through December 31, 2012).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/12 – 12/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	7/1/12	12/31/12	7/1/12 - 12/31/12

Class A
Actual	$1,000.00	$1,068.90	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.93
Class B
Actual	$1,000.00	$1,065.30	$8.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$8.21
Class C
Actual	$1,000.00	$1,065.40	$8.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$8.21
Class F
Actual	$1,000.00	$1,070.30	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.66
Class I
Actual	$1,000.00	$1,071.00	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$3.15
Class P
Actual	$1,000.00	$1,068.10	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.27	$4.93
Class R2
Actual	$1,000.00	$1,067.60	$6.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.02	$6.19
Class R3
Actual	$1,000.00	$1,068.20	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.53	$5.69

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.97% for Classes A and P, 1.62% for Classes B and C, 0.72% for Class F, 0.62% for Class I, 1.22% for Class R2 and 1.12% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
December 31, 2012

Sector*	%**
Agency	0.01%
Automotive	2.80%
Banking	4.14%
Basic Industry	6.71%
Capital Goods	8.23%
Consumer Cyclical	5.12%
Consumer Non-Cyclical	3.63%
Energy	14.61%
Financial Services	5.99%
Foreign Government	0.25%
Healthcare	7.72%

Sector*	%**
Insurance	1.60%
Media	6.52%
Municipal	0.20%
Real Estate	2.26%
Services	9.58%
Technology & Electronics	9.14%
Telecommunications	9.08%
Utility	2.10%
Short-Term Investment	0.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments
December 31, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 98.07%

COMMON STOCKS 3.62%

Agency/Government Related 0.00%
Fannie Mae*	818	$208,638

Auto Parts & Equipment 0.28%
Cooper-Standard Holdings, Inc.*	650	23,887,500

Banking 0.21%
Fifth Third Bancorp	350	5,316,500
Huntington Bancshares, Inc.	700	4,473,000
Regions Financial Corp.	600	4,272,000
SunTrust Banks, Inc.	150	4,252,500

Total		18,314,000

Chemicals 0.26%
Georgia Gulf Corp.	75	3,096,000
Monsanto Co.	150	14,197,500
Rockwood Holdings, Inc.	100	4,946,000

Total		22,239,500

Computer Hardware 0.09%
Apple, Inc.	15	7,995,450

Consumer Products 0.10%
Estee Lauder Cos., Inc. (The) Class A	140	8,380,400

Diversified Capital Goods 0.11%
Emerson Electric Co.	175	9,268,000

Electronics 0.09%
Broadcom Corp. Class A	225	7,472,250

Energy: Exploration & Production 0.43%
Concho Resources, Inc.*	165	13,292,400
SM Energy Co.	125	6,526,250
Whiting Petroleum Corp.*	400	17,348,000

Total		37,166,650

Food Products 0.04%
Boulder Brands, Inc.*	240	3,096,000

6	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Shares (000)	Fair Value

Food: Wholesale 0.03%
Hain Celestial Group, Inc. (The)*	40	$2,168,800
WhiteWave Foods Co. Class A*	6	96,348

Total		2,265,148

Health Facilities 0.04%
Community Health Systems, Inc.	100	3,074,000

Integrated Energy 0.10%
ConocoPhillips	150	8,698,500

Investments & Miscellaneous Financial Services 0.27%
SPDR S&P MidCap 400 ETF Trust	125	23,213,750

Life Insurance 0.11%
MetLife, Inc.	282	9,299,621

Machinery 0.16%
Chart Industries, Inc.*	175	11,667,250
Rexnord Corp.*	100	2,130,000

Total		13,797,250

Metals/Mining (Excluding Steel) 0.03%
Cliffs Natural Resources, Inc.	75	2,892,000

Packaging 0.10%
Rock-Tenn Co. Class A	125	8,738,750

Pharmaceuticals 0.19%
Amarin Corp. plc ADR*	400	3,236,000
Eli Lilly & Co.	150	7,398,000
Onyx Pharmaceuticals, Inc.*	75	5,664,750

Total		16,298,750

Printing & Publishing 0.05%
Tribune Co.*	92	4,017,921

Real Estate Investment Trusts 0.18%
Camden Property Trust	135	9,208,350
Post Properties, Inc.	125	6,243,750

Total		15,452,100

See Notes to Financial Statements.	7

Schedule of Investments (continued)
December 31, 2012

Investments			Shares (000)		Fair Value

Software/Services 0.34%
Facebook, Inc. Class A*				200	$5,326,000
Fortinet, Inc.*				350	7,374,500
Informatica Corp.*				300	9,096,000
Monster Worldwide, Inc.*				300	1,686,000
Nuance Communications, Inc.*				250	5,580,000

Total					29,062,500

Specialty Retail 0.09%
Home Depot, Inc. (The)				125	7,731,250

Telecommunications Equipment 0.25%
Aruba Networks, Inc.*				500	10,375,000
Palo Alto Networks, Inc.*				210	11,239,200

Total					21,614,200

Telecommunications: Wireless 0.07%
QUALCOMM, Inc.				100	6,202,000

Total Common Stocks (cost $322,624,936)					310,386,128

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 6.56%

Auto Loans 0.24%
Volkswagen International Finance NV
(Netherlands)†(a)	5.50%	11/9/2015	EUR	14,000	20,428,878

Auto Parts & Equipment 0.19%
Meritor, Inc.	4.00%	2/15/2027		$7,000	5,271,875
Meritor, Inc.†	7.875%	3/1/2026		11,700	10,785,937

Total					16,057,812

Automakers 0.25%
Ford Motor Co.	4.25%	11/15/2016		10,000	15,900,000
Navistar International Corp.	3.00%	10/15/2014		6,350	5,830,094

Total					21,730,094

8	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Hardware 0.50%
Intel Corp.	2.95%	12/15/2035	$10,000	$10,418,750
Microchip Technology, Inc.	2.125%	12/15/2037	1,800	2,281,500
Micron Technology, Inc.†	2.375%	5/1/2032	15,000	14,531,250
NetApp, Inc.	1.75%	6/1/2013	13,970	15,768,637

Total				43,000,137

Electronics 0.17%
Intel Corp.	3.25%	8/1/2039	3,400	4,001,375
ON Semiconductor Corp.	2.625%	12/15/2026	9,800	10,492,125

Total				14,493,500

Energy: Exploration & Production 0.21%
Chesapeake Energy Corp.	2.50%	5/15/2037	19,850	17,964,250

Health Services 0.17%
Brookdale Senior Living, Inc.	2.75%	6/15/2018	7,500	8,657,813
Incyte Corp. Ltd.	4.75%	10/1/2015	3,000	5,973,750

Total				14,631,563

Hotels 0.26%
Host Hotels & Resorts LP†	2.50%	10/15/2029	17,000	22,259,375

Integrated Energy 0.11%
SunPower Corp.	4.50%	3/15/2015	10,000	9,325,000

Leisure 0.21%
priceline.com, Inc.†	1.00%	3/15/2018	12,325	13,226,266
priceline.com, Inc.†	1.25%	3/15/2015	2,358	4,920,037

Total				18,146,303

Machinery 0.23%
Altra Holdings, Inc.	2.75%	3/1/2031	7,950	8,740,031
Chart Industries, Inc.	2.00%	8/1/2018	9,000	11,131,875

Total				19,871,906

Managed Care 0.08%
WellPoint, Inc.†	2.75%	10/15/2042	6,500	7,024,063

Media: Diversified 0.33%
Liberty Interactive LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	30,000	28,500,000

See Notes to Financial Statements.	9

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Services 0.09%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$7,000	$7,529,375

Metals/Mining (Excluding Steel) 0.48%
Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	7,225	6,990,187
Molycorp, Inc.	3.25%	6/15/2016	5,000	3,275,000
Newmont Mining Corp.	1.25%	7/15/2014	20,000	23,637,500
Newmont Mining Corp.	1.625%	7/15/2017	5,500	7,170,625

Total				41,073,312

Monoline Insurance 0.13%
Radian Group, Inc.	3.00%	11/15/2017	12,300	10,939,313

Oil Field Equipment & Services 0.21%
Hornbeck Offshore Services, Inc.†	1.50%	9/1/2019	17,500	17,675,000

Packaging 0.12%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	10,075	10,018,328

Pharmaceuticals 0.90%
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	4,400	10,876,250
Gilead Sciences, Inc.	0.625%	5/1/2013	18,500	35,681,967
Medivation, Inc.	2.625%	4/1/2017	17,000	21,813,125
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	7,700	8,696,188

Total				77,067,530

Real Estate Investment Trusts 0.04%
Boston Properties LP	3.75%	5/15/2036	3,500	3,830,313

Software/Services 1.58%
Alliance Data Systems Corp.	1.75%	8/1/2013	8,500	15,719,687
EMC Corp.	1.75%	12/1/2013	22,000	35,131,360
Nuance Communications, Inc.	2.75%	11/1/2031	9,300	10,142,813
Nuance Communications, Inc.	2.75%	8/15/2027	9,900	13,068,000
Salesforce.com, Inc.	0.75%	1/15/2015	7,500	15,046,875
Symantec Corp.	1.00%	6/15/2013	10,000	10,781,250
TIBCO Software, Inc.†	2.25%	5/1/2032	20,000	19,112,500
Xilinx, Inc.	2.625%	6/15/2017	12,000	16,395,000

Total				135,397,485

10	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless 0.06%
Clearwire Communications LLC/Clearwire
Finance, Inc.†	8.25%	12/1/2040	$5,000	$5,531,250

Total Convertible Bonds (cost $538,053,341)				562,494,787

	Dividend Rate	Shares (000)

CONVERTIBLE PREFERRED STOCKS 2.36%

Aerospace/Defense 0.23%
United Technologies Corp.	7.50%	350	19,498,500

Auto Parts & Equipment 0.04%
Cooper-Standard Holdings, Inc. PIK	7.00%	22	3,615,145

Automakers 0.14%
General Motors Co.	4.75%	275	12,135,750

Banking 0.44%
Bank of America Corp.	7.25%	33	37,977,100

Electric: Integrated 0.33%
NextEra Energy, Inc.	5.889%	200	10,012,000
PPL Corp.	8.75%	335	17,999,550

Total			28,011,550

Energy: Exploration & Production 0.28%
Apache Corp.	6.00%	525	23,992,500
Whiting Petroleum Corp.	6.25%	2	396,384

Total			24,388,884

Food: Wholesale 0.22%
Bunge Ltd.	4.875%	180	18,472,500

Investments & Miscellaneous Financial Services 0.28%
AMG Capital Trust I	5.10%	450	23,807,790

Life Insurance 0.21%
MetLife, Inc.	5.00%	400	17,788,000

Multi-Line Insurance 0.02%
Hartford Financial Services Group, Inc. (The)	7.25%	100	2,065,000

Railroads 0.13%
Genesee & Wyoming, Inc.	5.00%	100	11,152,141

See Notes to Financial Statements.	11

Schedule of Investments (continued)
December 31, 2012

Investments	Dividend Rate	Shares (000)	Fair Value

Real Estate Investment Trusts 0.04%
Alexandria Real Estate Equities, Inc.	7.00%	120	$3,210,000

Total Convertible Preferred Stocks (cost $189,300,490)			202,122,360

	Interest Rate	Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(b) 2.72%

Aerospace 0.12%
DigitalGlobe, Inc. Term Loan	5.75%	10/7/2018	$9,900	9,945,372

Department Stores 0.12%
Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018	10,000	10,031,940

Diversified Capital Goods 0.07%
Air Distribution Technologies, Inc. 1st Lien Term Loan	5.00%	11/9/2018	4,000	4,040,000
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/11/2020	1,750	1,793,750

Total				5,833,750

Electric: Generation 0.09%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.713% - 4.81%	10/10/2017	11,124	7,491,104

Electric: Integrated 0.08%
Essential Power LLC Term Loan B	5.50%	8/8/2019	6,735	6,852,570

Electronics 0.10%
Freescale Semiconductor, Inc. Tranche B-1 Term Loan	4.464%	12/1/2016	8,971	8,821,148

Food/Tobacco 0.14%
GFA Brands New Term Loan(c)	7.00%	7/2/2018	11,640	11,814,600

Food: Wholesale 0.08%
Diamond Foods, Inc. Revolver(c)	6.75%	2/25/2015	2,870	2,640,569
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	4,080	3,906,764

Total				6,547,333

Gaming 0.10%
Harrah’s Property Co. Senior Loan	3.21%	2/13/2013	10,000	8,893,750

12	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Facilities 0.12%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	$3,400	$3,472,250
Drumm Investors LLC Term Loan	5.00%	5/4/2018	6,877	6,481,730

Total				9,953,980

Health Services 0.25%
AssuraMed Holding, Inc. 1st Lien Term Loan	5.50%	10/24/2019	11,500	11,625,787
CHG Buyer Corp. 1st Lien Term Loan	5.00%	11/22/2019	9,975	9,999,937

Total				21,625,724

Investments & Miscellaneous Financial Services 0.37%
Nuveen Investments, Inc. Extended 1st Lien Term Loan	5.81% - 5.813%	5/13/2017	11,509	11,566,202
Nuveen Investments, Inc. Extended Term Loan	5.81% - 5.813%	5/12/2017	13,447	13,539,684
Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	6,900	7,038,000

Total				32,143,886

Media: Broadcast 0.22%
Clear Channel Communications, Inc. Tranche B Term Loan	3.862%	1/29/2016	12,989	10,796,752
Univision Communications, Inc. Extended 1st Lien Term Loan	4.462%	3/31/2017	8,124	8,006,687

Total				18,803,439

Media: Cable 0.06%
WaveDivision Holdings LLC New Term Loan B	5.50%	10/15/2019	5,250	5,312,281

Media: Services 0.26%
Affinion Group, Inc. Term Loan B	6.50%	10/9/2016	15,515	14,231,832
DG FastChannel, Inc. Initial Term Loan	5.75%	7/26/2018	8,406	7,985,526

Total				22,217,358

Metals/Mining (Excluding Steel) 0.04%
Noranda Aluminum Acquisition Corp. Term Loan B	5.75%	2/24/2019	3,573	3,602,031

Real Estate Development & Management 0.15%
Realogy Corp. Extended Letter of Credit	4.464%	10/10/2016	872	875,757
Realogy Corp. Extended Term Loan	4.461%	10/10/2016	12,054	12,107,130

Total				12,982,887

See Notes to Financial Statements.	13

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Software/Services 0.32%
Nuance Communications, Inc. Term Loan C	3.22%	3/31/2016		$9,749	$9,806,737
SRA International, Inc. Term Loan B	6.50%	7/20/2018		13,248	12,668,736
Syniverse Holdings, Inc. New Term Loan	5.00%	4/23/2019		4,975	5,018,531

Total					27,494,004

Telecommunications Equipment 0.03%
Greeneden U.S. Holdings II, LLC Term Loan	6.75%	1/31/2019		2,978	3,018,441

Total Floating Rate Loans (cost $231,736,549)					233,385,598

FOREIGN BONDS(a) 0.39%

Luxembourg 0.09%
Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	6,900	8,071,940

Netherlands 0.12%
Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019	EUR	5,200	7,412,844
Refresco Group BV†	7.375%	5/15/2018	EUR	2,000	2,757,377

Total					10,170,221

United Kingdom 0.18%
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	10,400	15,186,034

Total Foreign Bonds (cost $32,660,581)					33,428,195

FOREIGN GOVERNMENT OBLIGATIONS 0.24%

Bermuda 0.12%
Bermuda Government†	4.138%	1/3/2023		$9,450	10,080,211

Canada 0.12%
Government of Canada(a)	2.75%	9/1/2016	CAD	10,000	10,564,291

Total Foreign Government Obligations (cost $20,047,720)					20,644,502

HIGH YIELD CORPORATE BONDS 80.65%

Aerospace/Defense 1.65%
B/E Aerospace, Inc.	5.25%	4/1/2022		$37,850	40,310,250
Esterline Technologies Corp.	7.00%	8/1/2020		9,100	10,123,750
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		15,000	16,387,500
Mantech International Corp.	7.25%	4/15/2018		15,000	16,012,500
Moog, Inc.	6.25%	1/15/2015		6,300	6,312,915
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(d)	7.75%	12/15/2020		12,150	12,636,000
Spirit Aerosystems, Inc.	6.75%	12/15/2020		21,300	22,897,500

14	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Aerospace/Defense (continued)
Spirit Aerosystems, Inc.	7.50%	10/1/2017		$5,000	$5,375,000
Triumph Group, Inc.	8.00%	11/15/2017		10,440	11,327,400

Total					141,382,815

Airlines 0.38%
United Airlines, Inc.	6.636%	7/2/2022		7,088	7,619,706
United Airlines, Inc.†	9.875%	8/1/2013		14,800	14,920,250
United Airlines, Inc.†	12.00%	11/1/2013		9,600	9,696,000

Total					32,235,956

Apparel/Textiles 0.48%
Hanesbrands, Inc.	6.375%	12/15/2020		10,000	11,050,000
Levi Strauss & Co.	6.875%	5/1/2022		5,000	5,387,500
Levi Strauss & Co.	7.625%	5/15/2020		8,675	9,499,125
Perry Ellis International, Inc.	7.875%	4/1/2019		7,650	8,032,500
PVH Corp.	4.50%	12/15/2022		3,300	3,349,500
Wolverine World Wide, Inc.†	6.125%	10/15/2020		3,900	4,114,500

Total					41,433,125

Auto Loans 0.10%
Ford Motor Credit Co. LLC	5.875%	8/2/2021		7,300	8,515,771

Auto Parts & Equipment 0.89%
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		12,500	13,500,000
Dana Holding Corp.	6.50%	2/15/2019		10,000	10,725,000
International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018		14,500	13,521,250
Stanadyne Corp.	10.00%	8/15/2014		8,000	7,460,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		18,750	12,843,750
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,757,500
Tenneco, Inc.	6.875%	12/15/2020		7,500	8,203,125
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018		1,736	1,953,000

Total					75,963,625

Automakers 0.46%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		14,000	15,470,000
Ford Motor Co.	7.45%	7/16/2031		5,925	7,554,375
General Motors Co.(e)	8.375%	—	(f)	15,000	39,225
Navistar International Corp.	8.25%	11/1/2021		10,000	9,700,000
Oshkosh Corp.	8.50%	3/1/2020		6,000	6,675,000

Total					39,438,600

See Notes to Financial Statements.	15

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Banking 3.14%
Ally Financial, Inc.	8.30%	2/12/2015		$20,500	$22,883,125
Astoria Depositor Corp.†	5.744%	5/1/2016		7,813	7,812,976
Bank of America Corp.	8.00%	—	(f)	15,000	16,608,615
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017		6,000	6,772,458
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	16,310,937
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		10,000	11,843,540
HBOS plc (United Kingdom)†(d)	6.75%	5/21/2018		10,000	10,812,500
Huntington Bancshares, Inc.	7.00%	12/15/2020		5,050	6,188,225
JPMorgan Chase & Co.	7.90%	—	(f)	7,275	8,272,199
LBG Capital No.1 plc†(g)	8.00%	—	(f)	7,500	7,818,750
Macquarie Group Ltd. (Australia)†(d)	6.00%	1/14/2020		10,000	10,836,490
Morgan Stanley	6.25%	8/28/2017		10,000	11,457,240
Nordea Bank AB (Sweden)†(d)	4.25%	9/21/2022		9,000	9,288,342
People’s United Financial, Inc.	3.65%	12/6/2022		15,550	15,662,551
Regions Bank	6.45%	6/26/2037		6,650	7,042,616
Regions Bank	7.50%	5/15/2018		9,942	12,017,393
Regions Financing Trust II	6.625%	5/15/2047		10,000	10,025,000
Royal Bank of Scotland Group plc (The) (United Kingdom)(d)	6.125%	12/15/2022		5,700	6,038,762
Royal Bank of Scotland Group plc (The) (United Kingdom)(d)	7.64%	—	(f)	17,570	15,988,700
SVB Financial Group	5.375%	9/15/2020		9,350	10,526,539
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,641,250
Wachovia Capital Trust III	5.57%	—	(f)	15,000	14,981,250
Washington Mutual Bank(e)	6.875%	6/15/2011		22,500	2,250
Zions Bancorporation	7.75%	9/23/2014		20,000	21,852,020

Total					269,683,728

Beverages 0.22%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		11,300	6,893,000
Constellation Brands, Inc.	4.625%	3/1/2023		6,125	6,431,250
Heineken NV (Netherlands)†(d)	2.75%	4/1/2023		5,400	5,313,935

Total					18,638,185

Brokerage 0.61%
Cantor Fitzgerald LP†	7.875%	10/15/2019		12,655	13,144,749
Lazard Group LLC	7.125%	5/15/2015		12,500	13,903,700
Raymond James Financial, Inc.	8.60%	8/15/2019		20,000	25,365,980

Total					52,414,429

16	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building & Construction 0.84%
Beazer Homes USA, Inc.	6.875%	7/15/2015	$3,710	$3,737,825
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	5,779	4,969,940
KB Home	9.10%	9/15/2017	15,000	17,512,500
Lennar Corp.†	4.75%	12/15/2017	5,500	5,720,000
Lennar Corp.	12.25%	6/1/2017	15,000	20,212,500
Odebrecht Finance Ltd.†	6.00%	4/5/2023	5,039	5,851,539
Ryland Group, Inc.	8.40%	5/15/2017	7,500	8,981,250
Ryland Group, Inc. (The)	5.375%	10/1/2022	4,600	4,720,750

Total				71,706,304

Building Materials 0.78%
Griffon Corp.	7.125%	4/1/2018	6,200	6,603,000
HD Supply, Inc.†	11.50%	7/15/2020	7,750	8,747,812
Isabelle Acquisition Sub, Inc. PIK†	10.00%	11/15/2018	2,675	2,915,750
Masco Corp.	7.125%	3/15/2020	12,000	13,981,260
Nortek, Inc.†	8.50%	4/15/2021	5,200	5,785,000
Owens Corning, Inc.	4.20%	12/15/2022	10,000	10,190,030
Owens Corning, Inc.	9.00%	6/15/2019	15,000	18,769,695

Total				66,992,547

Chemicals 1.90%
Agrium, Inc. (Canada)(d)	3.15%	10/1/2022	5,000	4,978,640
Airgas, Inc.	7.125%	10/1/2018	10,500	11,211,091
Ashland, Inc.†	4.75%	8/15/2022	11,200	11,704,000
Celanese US Holdings LLC	6.625%	10/15/2018	7,365	8,138,325
Chemtura Corp.	7.875%	9/1/2018	14,320	15,429,800
Dow Chemical Co. (The)	8.55%	5/15/2019	10,000	13,518,280
Huntsman International LLC	8.625%	3/15/2020	20,000	22,750,000
INEOS Finance plc (United Kingdom)†(d)	7.50%	5/1/2020	7,200	7,578,000
INEOS Finance plc (United Kingdom)†(d)	9.00%	5/15/2015	3,000	3,202,500
LyondellBasell Industries NV (Netherlands)(d)	6.00%	11/15/2021	2,000	2,355,000
Methanex Corp. (Canada)(d)	3.25%	12/15/2019	1,290	1,299,510
Methanex Corp. (Canada)(d)	5.25%	3/1/2022	9,900	11,000,504
NewMarket Corp.†	4.10%	12/15/2022	6,780	6,912,773
Nufarm Australia Ltd. (Australia)†(d)	6.375%	10/15/2019	10,000	10,500,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	16,300	16,381,500
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	15,500	16,100,625

Total				163,060,548

See Notes to Financial Statements.	17

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Computer Hardware 0.52%
Brocade Communications Systems, Inc.	6.625%	1/15/2018		$12,500	$12,968,750
Brocade Communications Systems, Inc.	6.875%	1/15/2020		12,500	13,531,250
NCR Corp.†	5.00%	7/15/2022		3,900	3,982,875
NetApp, Inc.	3.25%	12/15/2022		5,830	5,751,272
Seagate HDD Cayman	6.875%	5/1/2020		8,000	8,550,000

Total					44,784,147

Consumer/Commercial/Lease Financing 2.34%
Air Lease Corp.	5.625%	4/1/2017		15,000	15,975,000
Aircastle Ltd.†	6.25%	12/1/2019		7,775	8,144,312
CIT Group, Inc.	4.25%	8/15/2017		20,000	20,688,580
CIT Group, Inc.	5.00%	8/15/2022		23,000	24,641,602
Discover Bank	8.70%	11/18/2019		2,655	3,459,603
Discover Financial Services†	3.85%	11/21/2022		8,545	8,835,462
General Electric Capital Corp.	7.125%	–	(f)	13,500	15,319,287
International Lease Finance Corp.	6.25%	5/15/2019		10,000	10,700,000
International Lease Finance Corp.	8.25%	12/15/2020		6,100	7,289,500
International Lease Finance Corp.	8.75%	3/15/2017		34,000	39,440,000
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020		5,000	5,300,000
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017		12,400	13,392,000
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017		15,800	17,498,500
SLM Corp.	6.25%	1/25/2016		9,200	10,051,000

Total					200,734,846

Consumer Products 0.71%
Armored Autogroup, Inc.	9.25%	11/1/2018		9,400	8,013,500
Elizabeth Arden, Inc.	7.375%	3/15/2021		27,700	31,093,250
Prestige Brands, Inc.	8.125%	2/1/2020		3,500	3,911,250
Spectrum Brands Escrow Corp.†	6.375%	11/15/2020		11,350	11,945,875
Spectrum Brands Escrow Corp.†	6.625%	11/15/2022		2,850	3,063,750
Tempur-Pedic International, Inc.†	6.875%	12/15/2020		3,150	3,256,312

Total					61,283,937

Department Stores 0.19%
Bon-Ton Department Stores, Inc. (The)†	10.625%	7/15/2017		12,000	11,730,000
J.C. Penney Corp., Inc.	7.125%	11/15/2023		5,025	4,359,188

Total					16,089,188

18	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Diversified Capital Goods 1.78%
Actuant Corp.	5.625%	6/15/2022	$8,300	$8,632,000
Amsted Industries, Inc.†	8.125%	3/15/2018	15,000	16,125,000
Anixter, Inc.	5.625%	5/1/2019	11,300	11,949,750
Belden, Inc.†	5.50%	9/1/2022	15,000	15,487,500
Mueller Water Products, Inc.	7.375%	6/1/2017	10,800	11,205,000
Park-Ohio Industries, Inc.	8.125%	4/1/2021	11,400	12,169,500
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	30,000	32,662,500
SPX Corp.	6.875%	9/1/2017	21,000	23,520,000
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	20,634,582

Total				152,385,832

Electric: Generation 0.44%
DPL, Inc.	7.25%	10/15/2021	15,725	16,904,375
Mirant Americas Generation LLC	9.125%	5/1/2031	15,125	16,713,125
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	5,000	3,937,500

Total				37,555,000

Electric: Integrated 1.14%
AES Corp. (The)	8.00%	10/15/2017	15,000	17,400,000
Black Hills Corp.	5.875%	7/15/2020	8,000	9,380,888
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	24,833,843
National Fuel Gas Co.	4.90%	12/1/2021	8,000	8,848,936
National Fuel Gas Co.	6.50%	4/15/2018	25,400	30,550,028
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,537,350

Total				97,551,045

Electronics 1.41%
Advanced Micro Devices, Inc.	7.75%	8/1/2020	16,000	13,480,000
CPI International, Inc.	8.00%	2/15/2018	15,500	15,209,375
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,658,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	8,134	9,028,740
Freescale Semiconductor, Inc.	10.75%	8/1/2020	20,000	21,550,000
Jabil Circuit, Inc.	4.70%	9/15/2022	10,000	10,562,500
KLA-Tencor Corp.	6.90%	5/1/2018	10,850	13,048,318
NXP BV LLC (Netherlands)†(d)	9.75%	8/1/2018	3,205	3,729,819
Sensata Technologies BV (Netherlands)†(d)	6.50%	5/15/2019	7,550	8,078,500
ViaSat, Inc.	6.875%	6/15/2020	10,000	10,500,000
Viasystems Group, Inc.†	7.875%	5/1/2019	6,000	5,910,000

Total				120,755,252

See Notes to Financial Statements.	19

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production 7.57%
Antero Resources Finance Corp.	7.25%	8/1/2019	$10,000	$10,950,000
Berry Petroleum Co.	6.375%	9/15/2022	6,300	6,583,500
Berry Petroleum Co.	6.75%	11/1/2020	21,000	$22,680,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	20,100	20,954,250
Chaparral Energy, Inc.†	7.625%	11/15/2022	10,350	10,815,750
Chaparral Energy, Inc.	7.625%	11/15/2022	3,500	3,692,500
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	21,146,000
Concho Resources, Inc.	5.50%	4/1/2023	12,600	13,261,500
Concho Resources, Inc.	7.00%	1/15/2021	10,700	11,984,000
Concho Resources, Inc.	8.625%	10/1/2017	5,650	6,179,688
Continental Resources, Inc.	7.375%	10/1/2020	5,600	6,356,000
Continental Resources, Inc.	8.25%	10/1/2019	19,175	21,571,875
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	18,650	20,468,375
Forest Oil Corp.	7.25%	6/15/2019	27,000	27,270,000
Forest Oil Corp.	8.50%	2/15/2014	2,163	2,303,595
Halcon Resources Corp.†	8.875%	5/15/2021	10,000	10,650,000
Halcon Resources Corp.†	9.75%	7/15/2020	6,600	7,161,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	16,377,801
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	19,165	21,225,237
Laredo Petroleum, Inc.	7.375%	5/1/2022	7,000	7,630,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	19,400	19,885,000
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	18,500	19,795,000
MEG Energy Corp. (Canada)†(d)	6.375%	1/30/2023	4,100	4,294,750
MEG Energy Corp. (Canada)†(d)	6.50%	3/15/2021	18,750	19,828,125
Newfield Exploration Co.	5.625%	7/1/2024	17,000	18,402,500
Newfield Exploration Co.	7.125%	5/15/2018	16,500	17,490,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	8,006,250
Oasis Petroleum, Inc.	7.25%	2/1/2019	20,000	21,600,000
OGX Austria GmbH (Brazil)†(d)	8.50%	6/1/2018	41,750	37,783,750
Pan American Energy LLC (Argentina)†(d)	7.875%	5/7/2021	13,175	11,495,188
PDC Energy, Inc.†	7.75%	10/15/2022	12,800	13,184,000
Plains Exploration & Production Co.	6.50%	11/15/2020	20,200	22,472,500
Plains Exploration & Production Co.	6.875%	2/15/2023	6,200	7,114,500
QEP Resources, Inc.	6.80%	3/1/2020	10,000	11,150,000
QEP Resources, Inc.	6.875%	3/1/2021	8,000	9,260,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	8,050,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	12,000	11,160,000

20	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)
Range Resources Corp.	8.00%	5/15/2019	$7,500	$8,343,750
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(d)	4.199%	3/6/2022	9,000	9,180,000
SM Energy Co.	6.50%	11/15/2021	10,000	10,750,000
SM Energy Co.	6.50%	1/1/2023	4,200	4,515,000
SM Energy Co.	6.625%	2/15/2019	18,700	19,822,000
Stone Energy Corp.	7.50%	11/15/2022	27,500	28,737,500
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	11,097,000
Whiting Petroleum Corp.	6.50%	10/1/2018	4,200	4,536,000
WPX Energy, Inc.	6.00%	1/15/2022	20,000	21,650,000

Total				648,863,884

Environmental 0.24%
ADS Waste Holdings, Inc.†	8.25%	10/1/2020	5,000	5,275,000
Clean Harbors, Inc.	5.25%	8/1/2020	14,300	14,979,250

Total				20,254,250

Food & Drug Retailers 1.07%
Cencosud SA (Chile)†(d)	4.875%	1/20/2023	4,650	4,779,926
Ingles Markets, Inc.	8.875%	5/15/2017	4,000	4,285,000
Rite Aid Corp.	7.70%	2/15/2027	24,000	20,640,000
Rite Aid Corp.	9.50%	6/15/2017	10,000	10,487,500
Rite Aid Corp.	10.25%	10/15/2019	12,000	13,740,000
Stater Bros Holdings, Inc.	7.375%	11/15/2018	5,000	5,425,000
SUPERVALU, Inc.	8.00%	5/1/2016	20,050	19,197,875
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	12,500	13,031,250

Total				91,586,551

Food: Wholesale 1.84%
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	4,796	5,179,680
Bumble Bee Holdco SCA PIK (Luxembourg)†(d)	9.625%	3/15/2018	5,725	5,696,375
Del Monte Corp.	7.625%	2/15/2019	18,000	18,855,000
Dole Food Co., Inc.	8.75%	7/15/2013	12,000	12,480,000
Dole Food Co., Inc.	13.875%	3/15/2014	5,395	6,001,938
Ingredion, Inc.	4.625%	11/1/2020	8,000	8,947,432
Land O’Lakes, Inc.†	6.00%	11/15/2022	9,750	10,578,750
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	4,700	4,805,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	5,250	5,617,500

See Notes to Financial Statements.	21

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food: Wholesale (continued)
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp.	9.25%	4/1/2015	$6,238	$6,362,760
Post Holdings, Inc.†	7.375%	2/15/2022	23,800	26,194,875
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	10,500	11,051,250
Smithfield Foods, Inc.	6.625%	8/15/2022	4,710	5,216,325
US Foods, Inc.†	8.50%	6/30/2019	10,900	11,172,500
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020	18,250	19,787,471

Total				157,947,606

Forestry/Paper 0.59%
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	14,000	14,770,000
Louisiana-Pacific Corp.	7.50%	6/1/2020	8,000	9,080,000
Millar Western Forest Products Ltd. (Canada)(d)	8.50%	4/1/2021	10,000	9,100,000
Rock-Tenn Co.†	3.50%	3/1/2020	5,000	5,140,075
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	12,376,350

Total				50,466,425

Gaming 2.76%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.†	8.375%	2/15/2018	12,000	12,540,000
Boyd Gaming Corp.	7.125%	2/1/2016	12,500	12,312,500
Caesars Entertainment Operating Co., Inc.	8.50%	2/15/2020	8,700	8,661,938
CCM Merger, Inc.†	9.125%	5/1/2019	14,000	14,175,000
Chester Downs & Marina LLC†	9.25%	2/1/2020	10,000	9,875,000
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%	1/15/2016	11,800	12,685,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%	1/15/2017	7,968	8,685,273
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	11,600	12,586,000
Graton Economic Development Authority†	9.625%	9/1/2019	17,650	18,995,812
Marina District Finance Co., Inc.	9.875%	8/15/2018	7,655	7,387,075
MCE Finance Ltd.	10.25%	5/15/2018	11,000	12,567,500
MGM Resorts International	7.625%	1/15/2017	7,500	8,062,500
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	21,550,000
MTR Gaming Group, Inc.	11.50%	8/1/2019	8,200	8,733,000
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	8,025,000
River Rock Entertainment Authority (The)	9.00%	11/1/2018	14,544	9,126,360
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	11,000	11,990,000

22	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming (continued)
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	$17,000	$17,170,000
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	14,500	15,623,750
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	5,300	6,068,500

Total				236,820,208

Gas Distribution 2.83%
Chesapeake Midstream Partners LP/CHKM Finance Corp.	6.125%	7/15/2022	5,000	5,412,500
El Paso Corp.	6.50%	9/15/2020	5,000	5,670,665
El Paso Corp.	7.00%	6/15/2017	18,000	20,652,084
El Paso Corp.	7.75%	1/15/2032	10,000	11,799,930
Energy Transfer Partners LP	5.20%	2/1/2022	22,100	25,255,129
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	12,000	11,940,000
Ferrellgas Partners LP	8.625%	6/15/2020	9,750	9,798,750
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,912,249
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	5,450	5,858,750
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	21,032,107
Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	3,650	3,777,750
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	15,000	16,562,145
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	7,750	8,447,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	4,850	5,310,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17,000	18,615,000
Northwest Pipeline GP	6.05%	6/15/2018	5,025	6,116,912
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	9,271,179
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	17,282,209
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	5,800	6,220,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	22,067	24,108,197

Total				243,044,306

Health Facilities 3.66%
Amsurg Corp.†	5.625%	11/30/2020	5,610	5,862,450
Capella Healthcare, Inc.	9.25%	7/1/2017	15,000	16,162,500
Community Health Systems, Inc.	8.00%	11/15/2019	50,000	54,375,000
DaVita, Inc.	5.75%	8/15/2022	21,500	22,763,125

See Notes to Financial Statements.	23

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Facilities (continued)
Dignity Health	4.50%	11/1/2042	$10,000	$10,000,830
HCA Holdings, Inc.	6.25%	2/15/2021	7,800	8,014,500
HCA Holdings, Inc.	7.75%	5/15/2021	30,000	32,700,000
HCA, Inc.	6.50%	2/15/2020	20,000	22,550,000
HCA, Inc.	7.50%	2/15/2022	25,000	28,750,000
HealthSouth Corp.	8.125%	2/15/2020	21,000	23,231,250
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	12,000	11,400,000
Kindred Healthcare, Inc.	8.25%	6/1/2019	12,000	11,730,000
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	6,900	7,538,250
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	8,544,375
Tenet Healthcare Corp.	8.875%	7/1/2019	6,850	7,706,250
Tenet Healthcare Corp.	9.25%	2/1/2015	10,000	11,275,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	31,200,000

Total				313,803,530

Health Services 0.37%
STHI Holding Corp.†	8.00%	3/15/2018	12,500	13,593,750
Truven Health Analytics, Inc.†	10.625%	6/1/2020	17,000	18,190,000

Total				31,783,750

Hotels 0.30%
Ryman Hospitality Properties	6.75%	11/15/2014	9,600	9,624,000
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	10,345,868
Wyndham Worldwide Corp.	5.75%	2/1/2018	5,315	5,947,788

Total				25,917,656

Household & Leisure Products 0.45%
American Standard Americas†	10.75%	1/15/2016	12,675	12,548,250
Serta Simmons Holdings LLC†	8.125%	10/1/2020	15,000	15,075,000
Whirlpool Corp.	8.60%	5/1/2014	10,000	10,953,920

Total				38,577,170

Insurance Brokerage 0.17%
HUB International Ltd.†	8.125%	10/15/2018	14,500	14,935,000

Integrated Energy 0.33%
Alta Wind Holdings LLC†	7.00%	6/30/2035	10,676	11,522,008
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	13,165	5,775,769
LUKOIL International Finance BV (Netherlands)†(d)	6.656%	6/7/2022	9,000	11,002,500

Total				28,300,277

24	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Investments & Miscellaneous Financial Services 1.01%
FMR LLC†	5.35%	11/15/2021	$14,800	$17,120,211
KKR Group Finance Co.†	6.375%	9/29/2020	10,900	12,669,822
Legg Mason, Inc.†	5.50%	5/21/2019	6,650	7,178,768
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	3,700	3,894,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	15,000	15,975,000
Nuveen Investments, Inc.†	9.125%	10/15/2017	3,925	3,875,937
Nuveen Investments, Inc.†	9.50%	10/15/2020	26,325	26,325,000

Total				87,038,988

Leisure 0.69%
MU Finance plc (United Kingdom)†(d)	8.375%	2/1/2017	15,268	16,679,840
NCL Corp. Ltd.	9.50%	11/15/2018	10,825	12,069,875
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	8,850	9,403,125
Speedway Motorsports, Inc.	8.75%	6/1/2016	15,450	16,589,437
Viking Cruises Ltd.†	8.50%	10/15/2022	3,900	4,231,500

Total				58,973,777

Life Insurance 0.24%
MetLife Capital Trust X†	9.25%	4/8/2038	15,075	20,878,875

Machinery 1.10%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	10,000	10,350,000
Flowserve Corp.	3.50%	9/15/2022	3,880	3,904,529
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	11,750	11,779,375
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	25,000	28,187,500
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	15,200	15,656,000
Roper Industries, Inc.	6.25%	9/1/2019	10,350	12,386,818
Steelcase, Inc.	6.375%	2/15/2021	11,175	11,924,038

Total				94,188,260

Managed Care 0.20%
Centene Corp.	5.75%	6/1/2017	15,525	16,767,000

Media: Broadcast 0.68%
Allbritton Communications Co.	8.00%	5/15/2018	10,000	10,900,000
AMC Networks, Inc.	4.75%	12/15/2022	8,960	9,049,600
AMC Networks, Inc.	7.75%	7/15/2021	12,000	13,800,000
Clear Channel Communications, Inc.†	9.00%	12/15/2019	12,000	11,040,000
LIN Television Corp.	8.375%	4/15/2018	7,500	8,250,000

See Notes to Financial Statements.	25

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media: Broadcast (continued)
Sinclair Television Group, Inc.†	9.25%	11/1/2017		$5,000	$5,525,000

Total					58,564,600

Media: Cable 3.54%
Cablevision Systems Corp.	5.875%	9/15/2022		28,000	28,175,000
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020		17,500	19,687,500
CSC Holdings LLC	8.625%	2/15/2019		10,000	12,000,000
DISH DBS Corp.	4.625%	7/15/2017		22,350	23,411,625
DISH DBS Corp.†	5.00%	3/15/2023		15,600	15,678,000
DISH DBS Corp.	5.875%	7/15/2022		18,300	19,764,000
DISH DBS Corp.	6.75%	6/1/2021		16,650	19,064,250
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		5,750	6,325,000
Mediacom Broadband LLC/Mediacom Broadband Corp.†	6.375%	4/1/2023		26,925	27,530,812
Mediacom Communications Corp.	9.125%	8/15/2019		32,450	36,100,625
Nara Cable Funding Ltd. (Ireland)†(d)	8.875%	12/1/2018		8,550	8,742,375
Ono Finance II plc (Ireland)†(d)	10.875%	7/15/2019		7,075	6,792,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(d)	5.50%	1/15/2023		11,625	12,060,938
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	9/15/2022	EUR	6,000	8,157,296
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(d)	7.50%	3/15/2019		$4,450	4,917,250
UPCB Finance V Ltd.†	7.25%	11/15/2021		14,000	15,470,000
Virgin Media Finance plc (United Kingdom)(d)	4.875%	2/15/2022		14,400	14,796,000
Virgin Media Finance plc (United Kingdom)(d)	5.25%	2/15/2022		7,500	7,987,500
Virgin Media Finance plc (United Kingdom)(d)	8.375%	10/15/2019		15,000	17,100,000

Total					303,760,171

Media: Services 1.00%
Affinion Group, Inc.	11.50%	10/15/2015		18,500	15,123,750
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		10,000	10,125,000
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020		16,300	16,748,250
IAC/InterActiveCorp†	4.75%	12/15/2022		3,760	3,760,000
Logo Merger Sub Corp.†	8.375%	10/15/2020		14,250	14,392,500
Nielsen Finance LLC/Nielsen Finance Co.
(Netherlands)(d)	7.75%	10/15/2018		5,450	6,117,625
WMG Acquisition Corp.†	6.00%	1/15/2021		4,300	4,558,000
WMG Acquisition Corp.†(a)	6.25%	1/15/2021	EUR	3,000	4,088,548

26	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Media: Services (continued)
WMG Acquisition Corp.	11.50%		10/1/2018	$9,500	$11,020,000

Total					85,933,673

Medical Products 1.09%
Bausch & Lomb, Inc.	9.875%		11/1/2015	15,209	15,741,315
Biomet, Inc.†	6.50%		8/1/2020	35,400	37,745,250
Grifols, Inc.	8.25%		2/1/2018	5,100	5,641,875
Hologic, Inc.†	6.25%		8/1/2020	9,000	9,742,500
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%		11/1/2018	9,500	10,010,625
Life Technologies Corp.	6.00%		3/1/2020	5,300	6,290,867
Polymer Group, Inc.	7.75%		2/1/2019	8,000	8,620,000

Total					93,792,432

Metals/Mining (Excluding Steel) 1.85%
Arch Coal, Inc.	7.25%		6/15/2021	15,000	13,912,500
Arch Coal, Inc.	8.75%		8/1/2016	10,000	10,450,000
Boart Longyear Management Pty Ltd. (Australia)†(d)	7.00%		4/1/2021	9,900	10,098,000
Cliffs Natural Resources, Inc.	5.90%		3/15/2020	10,000	10,649,010
CONSOL Energy, Inc.	6.375%		3/1/2021	2,500	2,575,000
CONSOL Energy, Inc.	8.25%		4/1/2020	8,000	8,700,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(d)	8.25%		11/1/2019	25,000	26,750,000
Gold Fields Orogen Holding BVI Ltd.†	4.875%		10/7/2020	14,500	14,272,785
James River Coal Co.	7.875%		4/1/2019	15,000	8,625,000
KGHM International Ltd. (Canada)†(d)	7.75%		6/15/2019	15,000	15,637,500
Mirabela Nickel Ltd. (Australia)†(d)	8.75%		4/15/2018	14,550	12,585,750
New Gold, Inc. (Canada)†(d)	6.25%		11/15/2022	3,700	3,848,000
Noranda Aluminum Acquisition Corp. PIK	4.524%	#	5/15/2015	16,786	15,862,711
Teck Resources Ltd. (Canada)(d)	3.75%		2/1/2023	4,675	4,805,087

Total					158,771,343

Monoline Insurance 0.21%
Fidelity National Financial, Inc.	6.60%		5/15/2017	16,250	18,335,070

Multi-Line Insurance 0.17%
AXA SA (France)†(d)(h)	6.379%		12/31/2049	11,225	11,056,625
ZFS Finance USA Trust V†	6.50%		5/9/2037	3,024	3,239,460

Total					14,296,085

See Notes to Financial Statements.	27

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil Field Equipment & Services 1.77%
BakerCorp International, Inc.	8.25%	6/1/2019	$4,400	$4,422,000
Basic Energy Services, Inc.	7.75%	2/15/2019	10,000	10,000,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	17,040,000
FMC Technologies, Inc.	3.45%	10/1/2022	6,475	6,622,008
Gulfmark Offshore, Inc.†	6.375%	3/15/2022	16,800	17,388,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	20,000	21,000,000
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	5,778,750
Oil States International, Inc.†	5.125%	1/15/2023	6,200	6,300,750
Oil States International, Inc.	6.50%	6/1/2019	16,000	17,120,000
Precision Drilling Corp. (Canada)(d)	6.50%	12/15/2021	3,250	3,477,500
Precision Drilling Corp. (Canada)(d)	6.625%	11/15/2020	2,825	3,051,000
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	21,009,517
SESI LLC	6.375%	5/1/2019	6,700	7,202,500
Transocean, Inc.	6.375%	12/15/2021	3,500	4,261,079
Trinidad Drilling Ltd. (Canada)†(d)	7.875%	1/15/2019	6,600	7,045,500

Total				151,718,604

Oil Refining & Marketing 0.53%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	7,850	8,419,125
Tesoro Corp.	5.375%	10/1/2022	10,000	10,700,000
Tesoro Corp.	9.75%	6/1/2019	15,000	17,175,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	8,525	8,887,313

Total				45,181,438

Packaging 2.62%
AEP Industries, Inc.	8.25%	4/15/2019	15,000	16,125,000
Ardagh Packaging Finance plc (Ireland)†(d)	7.375%	10/15/2017	5,000	5,462,500
Ardagh Packaging Finance plc (Ireland)†(d)	9.125%	10/15/2020	9,500	10,402,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	53,263,550
Packaging Dynamics Corp.†	8.75%	2/1/2016	6,525	6,851,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	5.75%	10/15/2020	10,000	10,350,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	2,500	2,700,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	55,000	56,650,000

28	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	$8,225	$8,841,875
Rock-Tenn Co.†	4.90%	3/1/2022	3,248	3,516,587
Sealed Air Corp.†	6.875%	7/15/2033	25,000	24,125,000
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,491,250
Tekni-Plex, Inc.†	9.75%	6/1/2019	10,000	10,950,000

Total				224,729,512

Pharmaceuticals 0.54%
Mylan, Inc.†	7.875%	7/15/2020	10,250	12,120,143
Sky Growth Acquisition Corp.†	7.375%	10/15/2020	23,100	23,100,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico)(d)	7.75%	9/15/2018	10,000	10,700,000

Total				45,920,143

Printing & Publishing 0.14%
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	11,993,750

Property & Casualty 0.31%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	5,800	5,829,000
Liberty Mutual Group, Inc.†	4.95%	5/1/2022	2,725	2,975,539
Liberty Mutual Group, Inc.†(i)	10.75%	6/15/2058	12,000	18,000,000

Total				26,804,539

Railroads 0.25%
Florida East Coast Railway Corp.	8.125%	2/1/2017	20,000	21,300,000

Real Estate Development & Management 0.19%
Brookfield Residential Properties, Inc. (Canada)†(d)	6.50%	12/15/2020	9,000	9,270,000
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	7,200	7,369,546

Total				16,639,546

Real Estate Investment Trusts 1.62%
Camden Property Trust	2.95%	12/15/2022	13,000	12,701,858
DDR Corp.	4.625%	7/15/2022	5,010	5,478,074
DDR Corp.	7.875%	9/1/2020	11,000	14,122,482
DuPont Fabros Technology LP	8.50%	12/15/2017	10,000	10,975,000
Goodman Funding Pty Ltd. (Australia)†(d)	6.00%	3/22/2022	9,600	10,775,491
Goodman Funding Pty Ltd. (Australia)†(d)	6.375%	11/12/2020	12,000	13,626,792
Health Care REIT, Inc.	3.75%	3/15/2023	11,700	11,746,402

See Notes to Financial Statements.	29

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts (continued)
Health Care REIT, Inc.	6.125%	4/15/2020	$10,000	$11,729,600
ProLogis LP(j)	6.875%	3/15/2020	21,000	25,458,573
ProLogis LP	8.65%	5/15/2016	9,168	9,923,493
Washington Real Estate Investment Trust	3.95%	10/15/2022	11,675	11,953,414

Total				138,491,179

Restaurants 0.16%
DineEquity, Inc.	9.50%	10/30/2018	8,000	9,130,000
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016	4,380	4,703,025

Total				13,833,025

Software/Services 3.24%
Alliance Data Systems Corp.†	6.375%	4/1/2020	53,000	56,710,000
Ceridian Corp.	11.25%	11/15/2015	6,750	6,783,750
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	19,425	19,877,389
First Data Corp.†	8.25%	1/15/2021	23,500	23,617,500
First Data Corp.	11.25%	3/31/2016	3,500	3,447,500
First Data Corp.	12.625%	1/15/2021	32,500	34,368,750
Infor US, Inc.	9.375%	4/1/2019	10,000	11,275,000
Nuance Communications, Inc.†	5.375%	8/15/2020	20,825	21,866,250
SERENA Software, Inc.	10.375%	3/15/2016	6,099	6,281,970
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	20,000	21,650,000
SRA International, Inc.	11.00%	10/1/2019	7,475	7,661,875
SunGard Data Systems, Inc.†	6.625%	11/1/2019	28,000	28,770,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	14,000	15,067,500
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,694,750
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,406,250

Total				277,478,484

Specialty Retail 2.48%
Brookstone Co., Inc.†	13.00%	10/15/2014	7,058	6,740,390
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	13,062,500
CDR DB Sub, Inc.†	7.75%	10/15/2020	28,250	28,320,625
Claire’s Stores, Inc.†	9.00%	3/15/2019	9,700	10,451,750
J. Crew Group, Inc.	8.125%	3/1/2019	14,000	14,875,000
Limited Brands, Inc.	7.00%	5/1/2020	15,000	17,325,000
Limited Brands, Inc.	7.60%	7/15/2037	7,500	7,893,750
Limited Brands, Inc.	8.50%	6/15/2019	12,500	15,312,500
Michaels Stores, Inc.†	7.75%	11/1/2018	7,400	8,158,500

30	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Specialty Retail (continued)
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	$3,475	$3,535,813
O’Reilly Automotive, Inc.	3.80%	9/1/2022	2,800	2,919,123
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	10,000	11,150,000
QVC, Inc.†	7.125%	4/15/2017	4,300	4,509,664
QVC, Inc.†	7.375%	10/15/2020	17,500	19,483,467
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	7,700	8,393,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	23,575	25,519,937
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	14,000	14,910,000

Total				212,561,019

Steel Producers/Products 0.66%
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	16,400,430
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,993,566
Essar Steel Algoma, Inc. (Canada)†(d)	9.375%	3/15/2015	8,000	7,320,000
Essar Steel Algoma, Inc. (Canada)†(d)	9.875%	6/15/2015	12,000	8,400,000
JMC Steel Group†	8.25%	3/15/2018	11,050	11,602,500

Total				56,716,496

Support: Services 2.13%
Ashtead Capital, Inc.†	6.50%	7/15/2022	3,600	3,924,000
Avis Budget Car Rental	9.625%	3/15/2018	15,340	17,180,800
Avis Budget Car Rental	9.75%	3/15/2020	5,500	6,380,000
FTI Consulting, Inc.†	6.00%	11/15/2022	9,300	9,672,000
FTI Consulting, Inc.	6.75%	10/1/2020	14,350	15,390,375
HDTFS, Inc.†	5.875%	10/15/2020	2,100	2,205,000
Hertz Corp. (The)	7.50%	10/15/2018	25,000	27,750,000
Iron Mountain, Inc.	5.75%	8/15/2024	22,000	22,385,000
Iron Mountain, Inc.	7.75%	10/1/2019	10,400	11,778,000
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	12,543,750
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	10,700	12,117,750
Sotheby’s†	5.25%	10/1/2022	20,000	20,300,000
United Rentals North America, Inc.†	5.75%	7/15/2018	2,500	2,706,250
United Rentals North America, Inc.	6.125%	6/15/2023	7,000	7,420,000
UR Merger Sub Corp.†	7.625%	4/15/2022	10,000	11,225,000

Total				182,977,925

See Notes to Financial Statements.	31

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications Equipment 0.35%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	$10,000	$7,650,000
CommScope, Inc.†	8.25%	1/15/2019	20,000	22,000,000

Total				29,650,000

Telecommunications: Integrated/Services 3.60%
CenturyLink, Inc.	6.15%	9/15/2019	17,200	18,906,945
CenturyLink, Inc.	6.45%	6/15/2021	33,545	37,128,277
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	17,796,875
Equinix, Inc.	7.00%	7/15/2021	12,150	13,532,062
Equinix, Inc.	8.125%	3/1/2018	10,000	11,062,500
Frontier Communications Corp.	7.125%	1/15/2023	7,850	8,350,438
Frontier Communications Corp.	9.25%	7/1/2021	7,275	8,566,313
GCI, Inc.	6.75%	6/1/2021	7,725	7,609,125
Hellas II (Luxembourg)†(d)(e)	Zero Coupon	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	31,418,750
Intelsat Jackson Holdings SA (Luxembourg)(d)	7.50%	4/1/2021	23,250	25,749,375
Intelsat Luxembourg SA (Luxembourg)(d)	11.25%	2/4/2017	39,250	41,654,062
MasTec, Inc.	7.625%	2/1/2017	8,000	8,260,000
Sable International Finance Ltd.†	8.75%	2/1/2020	12,500	14,375,000
Telefonica Emisiones SAU (Spain)(d)	7.045%	6/20/2036	10,000	10,850,000
Telemar Norte Leste SA (Brazil)†(d)	5.50%	10/23/2020	9,532	9,960,940
Windstream Corp.	7.00%	3/15/2019	30,250	31,081,875
Windstream Corp.	7.50%	4/1/2023	12,000	12,690,000

Total				308,994,037

Telecommunications: Wireless 4.98%
American Tower Corp.	4.70%	3/15/2022	12,500	13,856,300
CC Holdings GS V LLC†	3.849%	4/15/2023	12,960	13,212,240
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	18,400	19,872,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,000	2,755,000
Cricket Communications, Inc.	7.75%	10/15/2020	29,000	29,725,000
Crown Castle International Corp.†	5.25%	1/15/2023	4,825	5,180,844
Digicel Group Ltd. (Jamaica)†(d)	10.50%	4/15/2018	18,432	20,459,520
Digicel Ltd. (Jamaica)†(d)	7.00%	2/15/2020	15,000	16,200,000
GeoEye, Inc.	8.625%	10/1/2016	3,500	3,832,500
GeoEye, Inc.	9.625%	10/1/2015	10,000	11,100,000
Inmarsat Finance plc (United Kingdom)†(d)	7.375%	12/1/2017	7,000	7,560,000

32	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless (continued)
MetroPCS Wireless, Inc.	6.625%	11/15/2020	$20,500	$21,858,125
MetroPCS Wireless, Inc.	7.875%	9/1/2018	20,000	21,750,000
NII Capital Corp.	7.625%	4/1/2021	6,000	4,575,000
NII Capital Corp.	8.875%	12/15/2019	16,250	13,000,000
NII Capital Corp.	10.00%	8/15/2016	15,840	14,810,400
SBA Telecommunications, Inc.†	5.75%	7/15/2020	7,000	7,463,750
SBA Telecommunications, Inc.	8.25%	8/15/2019	6,500	7,296,250
Sprint Capital Corp.	6.90%	5/1/2019	50,000	54,750,000
Sprint Nextel Corp.†	7.00%	3/1/2020	15,500	18,057,500
Sprint Nextel Corp.	7.00%	8/15/2020	23,600	25,901,000
Sprint Nextel Corp.	9.125%	3/1/2017	25,000	29,562,500
Telemovil Finance Co., Ltd. (El Salvador)†(d)	8.00%	10/1/2017	11,450	12,451,875
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(d)	7.748%	2/2/2021	8,550	9,896,625
Wind Acquisition Finance SA (Italy)†(d)	7.25%	2/15/2018	8,500	8,648,750
Wind Acquisition Finance SA (Italy)†(d)	11.75%	7/15/2017	32,000	33,680,000

Total				427,455,179

Theaters & Entertainment 0.58%
Cinemark USA, Inc.	8.625%	6/15/2019	10,000	11,125,000
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	15,450	17,168,813
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	20,000	21,650,000

Total				49,943,813

Transportation (Excluding Air/Rail) 0.56%
Asciano Finance Ltd. (Australia)†(d)	4.625%	9/23/2020	9,750	10,133,321
Commercial Barge Line Co.	12.50%	7/15/2017	9,500	10,521,250
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	13,000	14,007,500
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	12,500	13,092,775

Total				47,754,846

Total High Yield Corporate Bonds (cost $6,489,204,114)				6,916,349,302

MUNICIPAL BOND 0.19%

Other Revenue
New York City NY Indl Dev Agy Yankee Stadium Pj† (cost $12,000,000)	11.00%	3/1/2029	12,000	16,541,400

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.01%
Banc of America Commercial Mortgage, Inc. 2006–4 AM	5.675%	7/10/2046	10,000	11,353,440

See Notes to Financial Statements.	33

Schedule of Investments (continued)
December 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.867%	#	7/10/2038	$10,000	$11,287,295
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	10,000	11,277,125
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	10,000	11,285,010
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006–1 AJ	5.581%	#	2/12/2039	5,000	4,628,425
Morgan Stanley Capital I 2007-IQ16 AJFL	1.658%	#	12/12/2049	10,000	7,476,225
Morgan Stanley Capital I 2011-C1†	5.254%	#	9/15/2047	11,000	12,413,786
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	15,000	16,478,212

Total Non-Agency Commercial Mortgage-Backed Securities (cost $78,583,368)					86,199,518

	Dividend Rate			Shares (000)

PREFERRED STOCKS 0.28%

Agency/Government Related 0.01%
Fannie Mae*	8.25%			481	803,938

Banking 0.27%
Texas Capital Bancshares, Inc.	6.50%			467	11,872,425
U.S. Bancorp	3.50%			13	11,623,625

Total					23,496,050

Total Preferred Stocks (cost $32,356,529)					24,299,988

	Exercise Price		Expiration Date

WARRANTS 0.05%

Auto Parts & Equipment 0.01%
Cooper-Standard Holdings, Inc.*	$ 27.33		11/27/2017	84	1,002,453

Media: Broadcast 0.01%
ION Media Networks, Inc.*(k)	687.00		12/18/2016	2	390,000
ION Media Networks, Inc.*(k)	500.00		12/18/2016	2	691,250

Total					1,081,250

Media: Cable 0.03%
Charter Communications, Inc.*	46.86		11/30/2014	84	2,569,424

Total Warrants (cost $11,220,352)					4,653,127

Total Long-Term Investments (cost $7,957,787,980)					8,410,504,905

34	See Notes to Financial Statements.

Schedule of Investments (continued)
December 31, 2012

Investments	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 0.31%

Repurchase Agreement

Repurchase Agreement dated 12/31/2012, 0.01% due 1/2/2013 with Fixed Income Clearing Corp. collateralized by $7,400,000 of Federal National Mortgage Assoc. at 5.00% due 4/15/2015 and $18,640,000 of Federal National Mortgage Assoc. at 0.75% due 4/10/2015; value: $26,979,400 proceeds: $26,450,019 (cost $26,450,004)	$26,450	$26,450,004

Total Investments in Securities 98.38% (cost $7,984,237,984)		8,436,954,909

Cash and Other Assets in Excess of Liabilities(l) 1.62%		138,987,500

Net Assets 100.00%		$8,575,942,409

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2012.
(a)	Investment in non-U.S. dollar denominated securities.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at December 31, 2012.

(c)	Floating Rate Loan included as a Level 3 investment in the fair value hierarchy table located in Note 2(l). Total Floating Rate Loans included in Level 3 amounted to $14,455,169.
(d)	Foreign security traded in U.S. dollars.
(e)	Defaulted security.
(f)	Security is perpetual in nature and has no stated maturity.
(g)

Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405%% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.

(h)

Debenture pays interest at an annual fixed rate of 6.379% through December 14, 2036. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.25% through December 14, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 14, 2036.

(i)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(j)	Security has been partially segregated to cover margin requirements for open futures contracts as of December 31, 2012.
(k)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:

See Notes to Financial Statements.	35

Schedule of Investments (concluded)
December 31, 2012

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at December 31, 2012

Warrant	April 15, 2011	1,950	$4,318,663	$200.00
Warrant	April 15, 2011	1,975	5,785,009	350.00

(l)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts and forward foreign currency exchange contracts as follows:

Open Futures Contracts at December 31, 2012:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	March 2013	350	Short	$(46,473,438)	$152,520

Open Forward Foreign Currency Exchange Contracts at December 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

euro	Sell	Goldman Sachs	2/11/2013	14,000,000	$17,880,800	$18,485,506	$(604,706)

36	See Notes to Financial Statements.

Statement of Assets and Liabilities
December 31, 2012

ASSETS:
Investments in securities, at fair value (cost $7,984,237,984)	$8,436,954,909
Cash	1,828,979
Receivables:
Interest and dividends	129,309,684
Investment securities sold	48,887,367
Capital shares sold	49,526,753
Variation margin	60,252
Prepaid expenses and other assets	142,267

Total assets	8,666,710,211

LIABILITIES:
Payables:
Capital shares reacquired	30,720,566
Investment securities purchased	8,058,659
12b-1 distribution fees	4,504,242
Management fee	3,267,719
Directors’ fees	1,401,199
Fund administration	288,582
Unrealized depreciation on forward foreign currency exchange contracts	604,706
Unrealized depreciation on unfunded commitments	13,860
Distributions payable	40,231,459
Accrued expenses	1,676,810

Total liabilities	90,767,802

NET ASSETS	$8,575,942,409

COMPOSITION OF NET ASSETS:
Paid-in capital	$8,165,675,374
Distributions in excess of net investment income	(49,080,118)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	7,083,254
Net unrealized appreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	452,263,899

Net Assets	$8,575,942,409

See Notes to Financial Statements.	37

Statement of Assets and Liabilities (concluded)
December 31, 2012

Net assets by class:
Class A Shares	$4,850,566,667
Class B Shares	$225,154,349
Class C Shares	$2,051,198,097
Class F Shares	$1,047,325,400
Class I Shares	$230,005,825
Class P Shares	$99,967,716
Class R2 Shares	$2,624,237
Class R3 Shares	$69,100,118
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	595,836,461
Class B Shares (500 million shares of common stock authorized, $.001 par value)	27,562,640
Class C Shares (600 million shares of common stock authorized, $.001 par value)	251,344,685
Class F Shares (300 million shares of common stock authorized, $.001 par value)	128,814,744
Class I Shares (300 million shares of common stock authorized, $.001 par value)	28,385,335
Class P Shares (160 million shares of common stock authorized, $.001 par value)	12,024,914
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	322,382
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	8,500,723
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.14
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)	$8.55
Class B Shares-Net asset value	$8.17
Class C Shares-Net asset value	$8.16
Class F Shares-Net asset value	$8.13
Class I Shares-Net asset value	$8.10
Class P Shares-Net asset value	$8.31
Class R2 Shares-Net asset value	$8.14
Class R3 Shares-Net asset value	$8.13

38	See Notes to Financial Statements.

Statement of Operations
For the Year Ended December 31, 2012

Investment income:
Dividends (net of foreign withholding taxes of $53,655)	$17,013,191
Interest and other	543,928,660

Total investment income	560,941,851

Expenses:
Management fee	37,137,084
12b-1 distribution plan-Class A	16,171,028
12b-1 distribution plan-Class B	2,613,304
12b-1 distribution plan-Class C	19,442,566
12b-1 distribution plan-Class F	978,676
12b-1 distribution plan-Class P	380,382
12b-1 distribution plan-Class R2	14,200
12b-1 distribution plan-Class R3	285,258
Shareholder servicing	8,289,753
Fund administration	3,278,852
Reports to shareholders	629,814
Directors’ fees	270,235
Registration	234,010
Professional	168,710
Custody	117,486
Subsidy (See Note 3)	21,014
Other	192,779

Gross expenses	90,225,151
Expense reductions (See Note 7)	(5,891)

Net expenses	90,219,260

Net investment income	470,722,591

Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	179,468,950
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	348,185,327

Net realized and unrealized gain	527,654,277

Net Increase in Net Assets Resulting From Operations	$998,376,868

See Notes to Financial Statements.	39

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Operations:
Net investment income	$470,722,591	$469,136,131
Net realized gain on investments, futures contracts and foreign currency related transactions	179,468,950	202,753,874
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	348,185,327	(377,507,825)

Net increase in net assets resulting from operations	998,376,868	294,382,180

Distributions to shareholders from:
Net investment income
Class A	(276,284,375)	(271,009,329)
Class B	(13,966,875)	(21,834,446)
Class C	(103,530,439)	(100,540,728)
Class F	(60,760,217)	(48,451,124)
Class I	(13,613,665)	(23,151,825)
Class P	(6,491,817)	(8,150,401)
Class R2	(135,484)	(83,634)
Class R3	(3,346,105)	(2,379,825)

Total distributions to shareholders	(478,128,977)	(475,601,312)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	1,851,708,040	1,764,688,120
Reinvestment of distributions	398,371,696	379,969,129
Cost of shares reacquired	(1,947,729,826)	(2,251,421,962)

Net increase (decrease) in net assets resulting from capital share transactions	302,349,910	(106,764,713)

Net increase (decrease) in net assets	822,597,801	(287,983,845)

NET ASSETS:
Beginning of year	$7,753,344,608	$8,041,328,453

End of year	$8,575,942,409	$7,753,344,608

Distributions in excess of net investment income	$(49,080,118)	$(49,390,948)

40	See Notes to Financial Statements.

Financial Highlights

	Class A Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$7.63	$7.81	$7.35	$5.86	$7.92

Investment operations:
Net investment income(a)	.47	.47	.47	.45	.47
Net realized and unrealized gain (loss)	.51	(.17)	.45	1.55	(2.01)

Total from investment operations	.98	.30	.92	2.00	(1.54)

Distributions to shareholders from:
Net investment income	(.47)	(.48)	(.46)	(.51)	(.52)

Net asset value, end of year	$8.14	$7.63	$7.81	$7.35	$5.86

Total Return(b)	13.22%	3.88%	12.94%	35.37%	(20.26)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.96%	.97%	.97%	1.00%	1.00%

Expenses, excluding expense reductions	.96%	.97%	.97%	1.00%	1.00%

Net investment income	5.88%	6.07%	6.19%	6.82%	6.63%

Supplemental Data:

Net assets, end of year (000)	$4,850,567	$4,345,679	$4,415,645	$4,709,961	$3,316,663
Portfolio turnover rate	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	41

Financial Highlights (continued)

	Class B Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$7.66	$7.84	$7.37	$5.87	$7.93

Investment operations:
Net investment income(a)	.42	.42	.42	.41	.43
Net realized and unrealized gain (loss)	.51	(.17)	.46	1.55	(2.02)

Total from investment operations	.93	.25	.88	1.96	(1.59)

Distributions to shareholders from:
Net investment income	(.42)	(.43)	(.41)	(.46)	(.47)

Net asset value, end of year	$8.17	$7.66	$7.84	$7.37	$5.87

Total Return(b)	12.47%	3.35%	12.16%	34.52%	(20.82)%
Ratios to Average Net Assets:

Expenses, including expense reductions	1.61%	1.62%	1.62%	1.65%	1.65%

Expenses, excluding expense reductions	1.61%	1.62%	1.62%	1.65%	1.65%
Net investment income	5.25%	5.39%	5.54%	6.21%	5.95%

Supplemental Data:

Net assets, end of year (000)	$225,154	$295,027	$530,340	$717,671	$660,920
Portfolio turnover rate	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

42	See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$7.65	$7.83	$7.36	$5.87	$7.94

Investment operations:
Net investment income(a)	.42	.42	.42	.41	.43
Net realized and unrealized gain (loss)	.51	(.17)	.46	1.54	(2.03)

Total from investment operations	.93	.25	.88	1.95	(1.60)

Distributions to shareholders from:
Net investment income	(.42)	(.43)	(.41)	(.46)	(.47)

Net asset value, end of year	$8.16	$7.65	$7.83	$7.36	$5.87

Total Return(b)	12.47%	3.22%	12.34%	34.44%	(20.90)%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.61%	1.62%	1.62%	1.65%	1.65%

Expenses, excluding expense reductions	1.61%	1.62%	1.62%	1.65%	1.65%
Net investment income	5.23%	5.42%	5.54%	6.13%	5.98%

Supplemental Data:

Net assets, end of year (000)	$2,051,198	$1,790,610	$1,866,405	$1,888,177	$1,018,175
Portfolio turnover rate	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	43

Financial Highlights (continued)

	Class F Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$7.62	$7.80	$7.34	$5.85	$7.92

Investment operations:
Net investment income(a)	.49	.49	.48	.46	.49
Net realized and unrealized gain (loss)	.51	(.17)	.46	1.55	(2.02)

Total from investment operations	1.00	.32	.94	2.01	(1.53)

Distributions to shareholders from:
Net investment income	(.49)	(.50)	(.48)	(.52)	(.54)

Net asset value, end of year	$8.13	$7.62	$7.80	$7.34	$5.85

Total Return(b)	13.50%	4.12%	13.24%	35.81%	(20.17)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.71%	.72%	.72%	.75%	.75%

Expenses, excluding expense reductions	.71%	.72%	.72%	.75%	.75%
Net investment income	6.11%	6.30%	6.42%	6.87%	7.44%

Supplemental Data:

Net assets, end of year (000)	$1,047,325	$847,032	$695,689	$435,085	$35,771
Portfolio turnover rate	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

44	See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$7.60	$7.77	$7.31	$5.83	$7.90

Investment operations:
Net investment income(a)	.49	.50	.49	.47	.50
Net realized and unrealized gain (loss)	.51	(.16)	.46	1.54	(2.02)

Total from investment operations	1.00	.34	.95	2.01	(1.52)

Distributions to shareholders from:
Net investment income	(.50)	(.51)	(.49)	(.53)	(.55)

Net asset value, end of year	$8.10	$7.60	$7.77	$7.31	$5.83

Total Return(b)	13.49%	4.35%	13.40%	35.87%	(20.14)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.62%	.62%	.62%	.65%	.65%
Expenses, excluding expense reductions	.62%	.62%	.62%	.65%	.65%
Net investment income	6.25%	6.39%	6.53%	7.15%	6.98%

Supplemental Data:

Net assets, end of year (000)	$230,006	$316,777	$353,941	$294,144	$203,843
Portfolio turnover rate	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	45

Financial Highlights (continued)

	Class P Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$7.79	$7.98	$7.49	$5.97	$8.06

Investment operations:
Net investment income(a)	.48	.48	.47	.45	.47
Net realized and unrealized gain (loss)	.52	(.18)	.48	1.57	(2.05)

Total from investment operations	1.00	.30	.95	2.02	(1.58)

Distributions to shareholders from:
Net investment income	(.48)	(.49)	(.46)	(.50)	(.51)

Net asset value, end of year	$8.31	$7.79	$7.98	$7.49	$5.97

Total Return(b)	13.21%	3.88%	12.73%	35.47%	(20.50)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.96%	1.03%	1.07%	1.10%	1.10%
Expenses, excluding expense reductions	.96%	1.03%	1.07%	1.10%	1.10%
Net investment income	5.88%	6.01%	6.08%	6.70%	6.55%

Supplemental Data:

Net assets, end of year (000)	$99,968	$109,252	$143,083	$150,002	$99,134
Portfolio turnover rate	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

46	See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$7.63	$7.81	$7.35	$5.86	$7.92

Investment operations:
Net investment income(a)	.45	.46	.45	.43	.46
Net realized and unrealized gain (loss)	.52	(.18)	.45	1.55	(2.02)

Total from investment operations	.97	.28	.90	1.98	(1.56)

Distributions to shareholders from:
Net investment income	(.46)	(.46)	(.44)	(.49)	(.50)

Net asset value, end of year	$8.14	$7.63	$7.81	$7.35	$5.86

Total Return(b)	12.94%	3.62%	12.63%	35.26%	(20.61)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.21%	1.22%	1.22%	1.25%	1.24%
Expenses, excluding expense reductions	1.21%	1.22%	1.22%	1.25%	1.24%
Net investment income	5.62%	5.84%	5.92%	6.57%	6.44%

Supplemental Data:

Net assets, end of year (000)	$2,624	$1,629	$1,234	$456	$338
Portfolio turnover rate	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	47

Financial Highlights (concluded)

	Class R3 Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$7.62	$7.80	$7.34	$5.85	$7.92

Investment operations:
Net investment income(a)	.45	.46	.45	.44	.47
Net realized and unrealized gain (loss)	.52	(.17)	.46	1.55	(2.03)

Total from investment operations	.97	.29	.91	1.99	(1.56)

Distributions to shareholders from:
Net investment income	(.46)	(.47)	(.45)	(.50)	(.51)

Net asset value, end of year	$8.13	$7.62	$7.80	$7.34	$5.85

Total Return(b)	13.07%	3.73%	12.83%	35.31%	(20.52)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.11%	1.12%	1.12%	1.14%	1.15%
Expenses, excluding expense reductions	1.11%	1.12%	1.12%	1.14%	1.15%
Net investment income	5.73%	5.94%	6.03%	6.53%	7.01%

Supplemental Data:

Net assets, end of year (000)	$69,100	$47,338	$34,991	$17,780	$5,399
Portfolio turnover rate	45.87%	35.73%	42.65%	41.93%	29.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

48	See Notes to Financial Statements.

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis

Notes to Financial Statements (continued)

of prices supplied by independent pricing services. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is

Notes to Financial Statements (continued)

included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)

Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)

When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (continued)

(j)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)

Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of December 31, 2012, the Fund had the following unfunded loan commitments:

Security Name

Diamond Foods, Inc. Revolver	$2,015,643
Georgia Gulf Corp. Bridge Term Loan	23,500,000

Total	$25,515,643

Notes to Financial Statements (continued)

(l)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type(1)	Level 1		Level 2		Level 3		Total

Common Stocks(2)	$306,368,207		$4,017,921	(3)	$–		$310,386,128
Convertible Bonds	–		562,494,787		–		562,494,787
Convertible Preferred Stocks(4)	155,830,541		46,291,819	(5)	–		202,122,360
Floating Rate Loans(6)	–		218,930,429		14,455,169		233,385,598
Foreign Bonds	–		33,428,195		–		33,428,195
Foreign Government Obligations	–		20,644,502		–		20,644,502
High Yield Corporate Bonds	–		6,916,306,327		42,975	(7)	6,916,349,302
Municipal Bond	–		16,541,400		–		16,541,400
Non-Agency Commercial Mortgage-Backed Securities	–		86,199,518		–		86,199,518
Preferred Stocks	12,676,363	(8)	11,623,625		–		24,299,988
Warrants(9)	3,571,877		–		1,081,250	(7)	4,653,127
Repurchase Agreement	–		26,450,004		–		26,450,004

Total	$478,446,988		$7,942,928,527		$15,579,394		$8,436,954,909

Forward Foreign Currency Exchange Contracts
Asset	$–		$–		$–		$–
Liabilities	–		(604,706)		–		(604,706)
Futures Contracts
Asset	152,520		–		–		152,520
Liabilities	–		–		–		–
Unfunded Commitments
Asset	–		–		–		–
Liabilities	–		–		(13,860)		(13,860)

Total	$152,520		$(604,706)		$(13,860)		$(466,046)

(1)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(2)

During the fiscal year ended December 31, 2012, Cooper-Standard Holding, Inc. (“Cooper”) was listed on the NYSE. As of December 31, 2012, Cooper was valued based on the official closing price of the NYSE, resulting in Level 1 input. Accordingly, $25,505,809 was transferred from Level 2 to Level 1 during the fiscal year ended December 31, 2012.

(3)	Common Stocks categorized as Level 2 investments include Tribune Co.
(4)

Whiting Petroleum was categorized as Level 1 on December 31, 2011 due to active market activity on a recognized exchange. As of December 31, 2012, this security was valued using an evaluated price based on observable inputs and therefore categorized as Level 2. Accordingly, $433,278 was transferred from Level 1 to Level 2 during the fiscal year ended December 31, 2012.

(5)	Convertible Preferred Stocks categorized as Level 2 investments include Cooper-Standard Holdings, Inc. PIK, Whiting Petroleum Corp., Bunge Ltd. and AMG Capital Trust I.
(6)

Floating Rate Loans categorized as level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

(7)	Corporate Bonds Categorized as Level 3 investments include General Motors Corp., Hellas II and Washington Mutual Bank. Warrants categorized as Level 3 investments include ION Media Networks.
(8)	Preferred Stocks categorized as Level 1 investments include Fannie Mae and Texas Capital Bancshares, Inc.
(9)

During the fiscal year ended December 31, 2012, Cooper-Standard Holding, Inc. (“Cooper”) and Charter Communications, Inc. (“Charter”) were listed on the NYSE. As of December 31, 2012, Cooper and Charter were valued based on the official closing price of the NYSE, resulting in Level 1 input. Accordingly, $2,611,123 was transferred from Level 2 to Level 1 during the fiscal year ended December 31, 2012.

Notes to Financial Statements (continued)

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bonds	Warrants

Balance as of January 1, 2012	$–	$229,200	$786,250
Accrued discounts/premiums	18,900	–	–
Realized gain (loss)	6,661	(27,186,020)	–
Change in unrealized appreciation/depreciation	369,302	27,076,444	295,000
Purchase	14,420,306	–	–
Sales	(360,000)	(135,149)	–
Net transfers in or out of Level 3	–	58,500	–

Balance as of December 31, 2012	$14,455,169	$42,975	$1,081,250

(m)

Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2012 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

The Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2012 (as described in Note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of December 31, 2012, the Fund had the following derivatives, grouped into appropriate risk categories:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value

Futures Contracts(1)	$152,520	$–	$152,520

Total	$152,520	$–	$152,520

Liability Derivatives

Forward Foreign Currency Exchange Contracts(2)	$–	$604,706	$604,706

Total	$–	$604,706	$604,706

(1)

Statement of Assets & Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(2)	Statement of Assets & Liabilities location: Unrealized depreciation on forward currency exchange contracts.

Notes to Financial Statements (continued)

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total

Net Realized Gain (Loss)(1)
Futures Contracts	$(2,155,539)	$–	$(2,155,539)
Forward Foreign Currency
Exchange Contracts	–	294,111	294,111
Net Change in Unrealized
Appreciation/Depreciation(2)
Futures Contracts	$152,520	$–	$152,520
Forward Foreign Currency
Exchange Contracts	–	(604,706)	(604,706)
Average Number of Contracts/
Notional Amounts*
Futures Contracts(3)	287	–	287
Forward Foreign Currency
Exchange Contracts(4)	$–	$2,750,892	$2,750,892

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2012.
(1)	Statement of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)

Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the fiscal year ended December 31, 2012, the effective management fee, net of waiver, was at an annualized rate of .45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund and Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations.

Notes to Financial Statements (continued)

As of December 31, 2012, the Fund had no outstanding shares owned by any of the Lord Abbett Fund of Funds.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25	%(1)	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2012:

Distributor Commissions	Dealers’ Concessions

$2,883,269	$14,701,219

Distributor received CDSCs of $78,998 and $141,855 for Class A and Class C shares, respectively, for the fiscal year ended December 31, 2012.

For the fiscal year ended December 31, 2012, two Directors and certain of the Fund’s officers had an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended December 31, 2012 and 2011 was as follows:

	Year Ended 12/31/2012	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$478,128,977	$475,601,312

Total distributions paid	$478,128,977	$475,601,312

As of December 31, 2012, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income – net	$2,423,515
Undistributed long-term capital gains	18,405,975

Total undistributed earnings	$20,829,490
Temporary differences	(1,401,199)
Unrealized gains – net	390,838,744

Total accumulated gains – net	$410,267,035

As of December 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,046,115,325

Gross unrealized gain	584,021,794
Gross unrealized loss	(193,182,210)

Net unrealized security gain	$390,839,584

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization and certain securities.

Permanent items identified during the fiscal year ended December 31, 2012 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain

$7,717,216	$(7,717,216)

The permanent differences are attributable to the tax treatment of premium amortization, certain securities, certain distributions received, and foreign currency transactions.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2012 were as follows:

Purchases	Sales

$4,017,294,413	$3,676,681,372

There were no purchases or sales of U.S. Government securities for the fiscal year ended December 31, 2012.

6.	DIRECTORS’ REMUNERATION

For the fiscal year ended December 31, 2012, the Fund’s officers and the two Directors who were associated with Lord Abbett did not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based

Notes to Financial Statements (continued)

on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of December 31, 2012, there were no loans outstanding pursuant to this Facility, nor was the Facility utilized at any time during the fiscal year ended December 31, 2012.

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

Notes to Financial Statements (continued)

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s exposure to foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

Notes to Financial Statements (continued)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2012		Year Ended December 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	113,405,450	$901,531,118	97,086,667	$757,133,051
Converted from Class B*	7,952,536	63,182,965	20,884,767	164,674,901
Reinvestment of distributions	30,870,088	245,805,551	29,625,896	231,514,709
Shares reacquired	(125,783,061)	(998,948,340)	(143,676,633)	(1,122,936,580)

Increase	26,445,013	$211,571,294	3,920,697	$30,386,081

Class B Shares

Shares sold	728,928	$5,808,870	1,000,755	$7,878,556
Reinvestment of distributions	1,459,038	11,647,331	2,210,804	17,405,478
Shares reacquired	(5,222,900)	(41,627,628)	(11,556,155)	(91,321,896)
Converted to Class A*	(7,926,571)	(63,182,965)	(20,811,510)	(164,674,901)

Decrease	(10,961,505)	$(87,354,392)	(29,156,106)	$(230,712,763)

Class C Shares

Shares sold	43,431,158	$345,607,243	34,334,037	$268,754,112
Reinvestment of distributions	9,698,893	77,422,450	8,783,332	68,753,292
Shares reacquired	(35,818,624)	(285,600,334)	(47,505,908)	(372,750,593)

Increase (decrease)	17,311,427	$137,429,359	(4,388,539)	$(35,243,189)

Class F Shares

Shares sold	49,243,438	$390,285,417	58,314,898	$454,487,913
Reinvestment of distributions	5,478,089	43,569,360	4,052,088	31,585,935
Shares reacquired	(37,026,612)	(294,113,712)	(40,481,178)	(314,697,255)

Increase	17,694,915	$139,741,065	21,885,808	$171,376,593

Class I Shares

Shares sold	19,113,668	$150,302,380	30,123,858	$232,846,660
Reinvestment of distributions	1,273,862	10,102,393	2,593,664	20,255,778
Shares reacquired	(33,699,673)	(262,212,677)	(36,551,118)	(279,551,497)

Decrease	(13,312,143)	$(101,807,904)	(3,833,596)	$(26,449,059)

Class P Shares

Shares sold	2,822,147	$22,863,521	2,637,317	$21,147,848
Reinvestment of distributions	793,851	6,453,217	1,009,250	8,066,008
Shares reacquired	(5,608,703)	(45,634,569)	(7,568,696)	(59,073,983)

Decrease	(1,992,705)	$(16,317,831)	(3,922,129)	$(29,860,127)

Class R2 Shares

Shares sold	284,046	$2,249,955	95,147	$751,686
Reinvestment of distributions	3,903	31,129	3,199	24,989
Shares reacquired	(179,073)	(1,425,565)	(42,941)	(335,935)

Increase	108,876	$855,519	55,405	$440,740

Notes to Financial Statements (concluded)

	Year Ended December 31, 2012		Year Ended December 31, 2011

Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	4,155,103	$33,059,536	2,786,978	$21,688,294
Reinvestment of distributions	419,876	3,340,265	303,444	2,362,940
Shares reacquired	(2,286,070)	(18,167,001)	(1,367,048)	(10,754,223)

Increase	2,288,909	$18,232,800	1,723,374	$13,297,011

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Bond-Debenture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 26, 2013

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Ms. Foster is a director/trustee of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Lend Lease Corporation Limited, an international retail and residential property group (since 2006), and WellPoint, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 - 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 - 2009); and Officer and Director of Trinsum Group, a holding company (2007 - 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 - 2011).

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Christopher J. Towle (1957)	Executive Vice President	Elected in 1995	Partner and Director, joined Lord Abbett in 1987.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Fund’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information provided by Lipper Inc. regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended September 30, 2012. The Board observed that the investment performance of the Class A shares was above the median of the performance universe each of the periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. The Board observed that the expense ratios generally were below the medians of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

2.04% of the ordinary income distributions paid by the Fund during the year is qualified dividend income. For corporate shareholders, 1.99% of the ordinary income distributions is qualified for the dividends received deduction.

For foreign shareholders, 97.28% of the ordinary income distributions paid by the Fund during the year ended December 31, 2012 represents interest-related dividends.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Bond-Debenture Fund, Inc.	LABD-2-1212 (2/13)

Item 2:	Code of Ethics.

(a)

In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2012 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)

See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2012 and 2011 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2012	2011
Audit Fees {a}	$72,500	$69,000
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	72,500	69,000

Tax Fees {b}	11,682	11,500
All Other Fees	- 0 -	- 0 -

Total Fees	$84,182	$80,500

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2012 and 2011 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2012 and 2011 were:

	Fiscal year ended:
	2012	2011
All Other Fees {a}	$194,431	$172,220

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2012 and 2011 were:

	Fiscal year ended:
	2012		2011
All Other Fees	$	- 0 -	$	- 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)

Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2013